TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports) (Tables)	12 Months Ended
Dec. 31, 2025
TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports)
Schedule of trade accounts payable

	2025	2024
Trade accounts payable - domestic market	3,641,918	3,892,296
Trade accounts payable - debtor risk	381,415	459,899
Trade accounts payable - imports	986,338	1,365,909
	5,009,671	5,718,104

Schedule of trade accounts payable debtor risk

	2025	2024	2023
Trade accounts payable - debtor risk	381,415	459,899	584,320

Amounts received by suppliers from financial institutions that are part of the financing agreement - debt risk, in relation to the outstanding balance mentioned above	373,172	451,420	571,784